5. Marketable securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
MarketableSecuritiesLineLineItems [Line Items]
Marketable Securities	R$ 768,611	R$ 479,953
Current portion	(765,614)	(479,953)
Non-current portion	2,997	0
Foreign Exchange Fund [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable Securities	0	479,953
FUNCINE [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable Securities	2,997	0
FIC - Government Securities [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable Securities	284,075	0
FIC - Repo Transactions [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable Securities	236,095	0
Financial Bill [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable Securities	161,789	0
Other [Member]
MarketableSecuritiesLineLineItems [Line Items]
Marketable Securities	R$ 83,655	R$ 0